19. LEASES (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
LeasesLineItems [Line Items]
Current		R$ 376,628	R$ 75,712
Non-current		2,054,552	R$ 167,041
Software [Member]
LeasesLineItems [Line Items]
Lease liabilities		8,263
Initial adoption IFRS 16		61
Additions		37,379
Payments		(44,567)
Interest paid		(85)
Interest accrued		86
Disposals
Exchange rate variation
Lease liabilities		R$ 1,137
Weighted average maturity	[1]	1 year 3 months 18 days
Land [Member]
LeasesLineItems [Line Items]
Lease liabilities
Initial adoption IFRS 16		17,166
Additions		6,287
Payments		(4,505)
Interest paid		(762)
Interest accrued		2,909
Disposals		(421)
Exchange rate variation		(319)
Lease liabilities		R$ 20,355
Weighted average maturity	[1]	5 years 6 months
Buildings, Facilities and Improvements [Member]
LeasesLineItems [Line Items]
Lease liabilities		R$ 167,012
Initial adoption IFRS 16		2,278,982
Additions		216,514
Payments		(410,466)
Interest paid		(85,940)
Interest accrued		167,165
Disposals		(111,134)
Exchange rate variation		4,369
Lease liabilities		R$ 2,226,502
Weighted average maturity	[1]	4 years 3 months 18 days
Machinery and Equipment [Member]
LeasesLineItems [Line Items]
Lease liabilities		R$ 66,534
Initial adoption IFRS 16		1,182
Additions		4,110
Payments		(42,216)
Interest paid		(17,756)
Interest accrued		17,757
Disposals		(3,898)
Exchange rate variation		(26)
Lease liabilities		R$ 25,687
Weighted average maturity	[1]	1 year 3 months 18 days
Vehicles [Member]
LeasesLineItems [Line Items]
Lease liabilities
Initial adoption IFRS 16		94,065
Additions		119,422
Payments		(51,263)
Interest paid		(11,359)
Interest accrued		11,359
Disposals		(7,438)
Exchange rate variation		2,189
Lease liabilities		R$ 156,975
Weighted average maturity	[1]	2 years

[1]	Weighted average maturity, demonstrated in years.